Business Combinations	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Business Combinations
5.	BUSINESS COMBINATIONS

On June 28, 2018, the Company acquired 100% of Alumacraft Holdings, LLC and its wholly-owned subsidiary Alumacraft Boat Co. (“Alumacraft”) for a purchase consideration of U.S. $61.0 million ($80.9 million), paid in cash. Alumacraft is a recreational boat manufacturer with two manufacturing facilities located in St. Peter, Minnesota (United States) and in Arkadelphia, Arkansas (United States).

On August 28, 2018, the Company acquired 100% of Triton Industries, Inc. (“Triton”) for a purchase consideration of U.S. $75.0 million ($97.4 million), paid in cash. Triton is a pontoon boat manufacturer under the Manitou brand with a manufacturing facility located in Lansing, Michigan (United States).

The two acquisitions allow the Company to pursue its growth strategy in the marine market, and to create synergies with the existing operations of the Company.

The value of the assets acquired and liabilities assumed were as follows, as at their respective acquisition dates:

	Alumacraft		Triton	Total
Assets acquired
Current assets	$23.5	[b]	$14.1	$37.6
Property, plant and equipment	5.7		9.7	15.4
Trademark	25.8		37.7	63.5
Dealer network	19.1		27.5	46.6
Goodwill [a]	21.0	[c]	32.5	53.5
Total assets acquired	95.1		121.5	216.6

Liabilities assumed
Current liabilities	10.6		7.4	18.0
Deferred income taxes	3.6		16.7	20.3
Total liabilities assumed	14.2		24.1	38.3
Net assets acquired and total consideration paid in cash [d]	$80.9		$97.4	$178.3

[a]	Goodwill arises principally from expected synergies and future growth.

[b]	Including cash of $5.3 million.

[c]	Only $2.8 million of goodwill is deductible for tax purposes.

[d]	Repayment of Alumacraft and Triton debt is included in the purchase consideration.

The Company’s consolidated statement of net income include the operating results of Alumacraft and Triton since their respective acquisition dates. For the year ended January 31, 2019, they represent revenues of $94.9 million. Net income for the year ended January 31, 2019 was not significant.

If the Company had acquired Alumacraft and Triton at the beginning of the year ended January 31, 2019, it would have increased revenues by approximately $104 million.

The Company incurred acquisition-related costs of $2.7 million, which have been recorded in general and administrative expenses.